Notes Payable (Tables)	9 Months Ended
Sep. 30, 2023
Notes Payable [Abstract]
Schedule of Financing Arrangements for a Portion of Its Insurance Premiums	The Company entered into financing arrangements for a portion of its insurance premiums, as follows (in thousands):
	Amount Financed	Interest Rate	Principal Repayments		Outstanding Balance
			Nine Months Ended September 30,		September 30, 2023	December 31, 2022
			2023	2022
New 2023 Insurance Note	$632	8.6%	$—	$—	$632	$—
2023 Insurance Note	151	9.7%	113	—	—	—
2022 Insurance Note	376	6.7%	175	67	—	175
2021 Insurance Note	474	5.7%	—	160	—	—
			$288	$227	$632	$175